TAXES ON INCOME - Income (loss) before taxes on income is comprised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXES ON INCOME
Domestic	$ 31,084	$ 30,008	$ (18,264)
Foreign	8,563	6,639	6,949
Income (loss) before taxes on income	$ 39,647	$ 36,647	$ (11,315)